    As filed with the Securities and Exchange Commission on December 29, 2000

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.                                [ ]
                                                  ----
                  Post-Effective Amendment No.     34                        [X]
                                                  ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.                    35
                                                  ----
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

         Approximate Date of Proposed Public Offering December 29, 2000
                                                      -----------------

It is proposed that this filing will become effective (check appropriate box)

       [ ] immediately upon filing pursuant to paragraph (b)
       [X] on December 29, 2000 pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus for the Institutional Class of the American AAdvantage High Yield Bond Fund

                  Prospectus for the PlanAhead Class of the American AAdvantage High Yield Bond Fund

                  Statement of Additional Information for the Institutional Class and PlanAhead Class of the American AAdvantage High Yield Bond Fund

                  Part C

                  Signature Page

                  Exhibits







         The sole purpose of this Post-Effective Amendment to the Trust's Registration Statement is to complete the registration of the Institutional Class and PlanAhead Class shares of the High Yield Bond Fund. This Post-Effective Amendment does not effect the prospectuses or statements of additional information of the Trust's other series.

                      [AMERICAN AADVANTAGE FUNDS LOGO(R)]
                              High Yield Bond Fund
                            - Institutional Class -


PROSPECTUS

December 29, 2000


                                    [GRAPHIC]


Managed by AMR INVESTMENTS(R)



THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

ABOUT THE FUND

                       Investment Objectives, Strategies and Risks............2

                       The Manager............................................5

                       The Investment Adviser.................................5

                       Valuation of Shares....................................6

ABOUT YOUR INVESTMENT
                       Purchase and Redemption of Shares......................6

                       Distributions and Taxes................................9

ADDITIONAL INFORMATION
                       Distribution of Trust Shares ..........................9

                       Additional Information........................Back Cover

                                   ----------


ABOUT THE FUND

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

High current income and capital appreciation.

PRINCIPAL STRATEGIES

The American AAdvantage High Yield Bond Fund (the "Fund") seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Corporation and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Fund seeks its investment objectives by investing, under normal circumstances, at least 70% of its total assets in a diversified portfolio of domestic and foreign high yield bonds, preferred stocks, and convertible securities. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, the investment adviser relies heavily on internal research and credit analysis. The investment adviser will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

The investment adviser expects to make other investments, to a lesser extent, including foreign securities, common stocks, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, the investment adviser may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

RISK FACTORS

      o  Interest Rate Risk

         The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

      o  Credit Risk

         The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

      o  High-Yield Securities

         Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

      o  Market Risk

         Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

      o  Foreign Investing

         Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to:
         (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

      o  Liquidity Risk

         High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

      o  Hedging Risk

         Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

      o  Additional Risk

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate, which means an investor could lose money.

HISTORICAL PERFORMANCE

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

         ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fees......................................0.10%
         Other Expenses.......................................1.00%(1)
                                                              ----
         Total Annual Fund Operating Expenses.................1.10%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............0.20%(2)
         Net Expenses.........................................0.90%

      (1) "Other Expenses" are based on estimates for the current fiscal year.

      (2) AMR Investment Services, Inc. (the "Manager") and the investment adviser have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for other expenses through October 31, 2001 to the extent that Total Operating Expenses exceed 0.90%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's fee waiver and expense reimbursement are only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR            3 YEARS
      ------            -------
       $92                $330

THE MANAGER

The American AAdvantage Funds ("Trust") has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of November 30, 2000, the Manager had approximately $21.5 billion of assets under management, including approximately $9.5 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $13.0 billion of the assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager

      o  develops the investment programs for the Fund,

      o selects and changes investment advisers (subject to requisite approvals),

      o  allocates assets among investment advisers,

      o  monitors the investment adviser's investment programs and results,

      o coordinates the investment activities of the investment adviser to ensure compliance with regulatory restrictions, and

      o oversees the Fund's securities lending activities and any actions taken by the securities lending agent.

As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund, plus all fees paid to the investment adviser. The Manager also may receive up to 25% of the net annual interest income and up to 25% of loan fees from securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral and 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. In addition to management fees, the Fund pays fees to the Manager for administrative and management services (other than investment advisory services). As compensation for these services, the Institutional Class of the Fund pays a quarterly fee at the annual rate of 0.30% of net assets.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund. These responsibilities include oversight of the investment adviser and regular review of its performance. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments since May 1995.

THE INVESTMENT ADVISER

Currently, the Manager allocates the entirety of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). MW Post has discretion to purchase and sell securities for the Fund in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. The investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Fund. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of Fund shareholders, but subject to approval of the Trust's Board of Trustees ("Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the existing investment adviser is terminated.

MW POST, 1880 Century Park East, Suite 820, Los Angeles, California 90067, is a professional investment management firm that has been providing advisory services since 1992. MW Post is jointly owned by the principals of the firm and Metropolitan West Financial, LLC. As of November 30, 2000, MW Post had assets under management totaling approximately $443 million. MW Post will be paid an annualized fee equal to 0.55% of average daily net assets under its discretionary management.

VALUATION OF SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"). The NAV per share of the Fund is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. The NAV of Institutional Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. The Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day it is open for business. The NAV per share of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund's investments are valued based on market value. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange that may affect the security's value.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

      o agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

      o  endowment funds and charitable foundations;

      o employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

      o  qualified pension and profit sharing plans;

      o  cash and deferred arrangements under Section 401(k) of the Code;

      o  corporations; and

      o  other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

PURCHASE POLICIES

Shares of the Fund are offered and purchase orders accepted until the close of the Exchange, generally 4:00 p.m. Eastern time, on each day the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. Shares purchased through financial intermediaries may be subject to transaction fees. No sales charges are assessed on the purchase or sale of Fund shares.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

      o  calling (800) 967-9009, or

      o  visiting www.aafunds.com and downloading an account application.

Complete the application, sign it and:

Mail to:                                or Fax to:
        American AAdvantage Funds               (817) 967-0768 or (817) 931-4331
        P.O. Box 619003, MD 5645
        DFW Airport, TX 75261-9003

HOW TO PURCHASE SHARES

TO MAKE AN INITIAL PURCHASE                                    TO ADD TO AN EXISTING ACCOUNT
BY WIRE---------------------------------------------------------------------------------------------------------------

If your account has been established, you may call             Call (800) 658-5811 to purchase shares by wire. Send a
(800) 658-5811 to purchase shares by wire. Send a bank         bank wire to State Street Bank & Trust Co. with these
wire to State Street Bank & Trust Co. with these               instructions:
instructions:
                                                               o   ABA# 0110-0002-8; AC-9905-342-3
o   ABA# 0110-0002-8; AC-9905-342-3
                                                               o   Attn: American AAdvantage Funds-Institutional
o   Attn: American AAdvantage Funds-Institutional Class
                                                               o   the Fund name and Fund number (1409) Class
o   the Fund name and Fund number (1409)
                                                               o   shareholder's account number and registration
o   shareholder's account number and registration

BY CHECK--------------------------------------------------------------------------------------------------------------

o   Make the check payable to American AAdvantage Funds        o   Make the check payable to American AAdvantage Funds


o   Include the Fund name, Fund number (1409) and              o   Include the shareholder's account number,
    "Institutional Class" on the check                             Fund name and Fund number (1409) on the check

o   Mail check to:                                             o   Mail check to:

American AAdvantage Funds                                      American AAdvantage Funds
P.O. Box 219643                                                P.O. Box 219643
Kansas City, MO 64121-9643                                     Kansas City, MO 64121-9643

BY EXCHANGE-----------------------------------------------------------------------------------------------------------

Shares of the Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

REDEMPTION POLICIES

Fund shares may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Proceeds from redemption orders received by 4:00 p.m. Eastern time generally will be transmitted to shareholders on the next day that the Fund is open for business and by no later than seven days after the receipt of a redemption request in good order.

The Fund reserves the right to suspend redemptions or postpone the date of payment:

      o when the Exchange is closed (other than for customary weekend and holiday closings),

      o  when trading on the Exchange is restricted,

      o when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or

      o  by order of the SEC for protection of the Fund's shareholders.

Proceeds from the sale of shares purchased by check may be withheld until the check has cleared, which may take up to 15 days. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities.

HOW TO REDEEM SHARES

METHOD                                                        ADDITIONAL INFORMATION

BY TELEPHONE-------------------------------------------------------------------------------------------------------

Call (800) 658-5811 to request a redemption.                  Proceeds from redemptions placed by telephone
                                                              generally will be transmitted by wire only, as
                                                              instructed on the Fund application.

BY MAIL---------------------------------------------------------------------------------------------------------------

Write a letter of instruction including:                      o  Other supporting documents may be required for
                                                                 estates, trusts, guardianships, custodians,
      o  the Fund name and Fund number (1409)                    corporations, and welfare, pension and
                                                                 profit-sharing plans. Call (800) 658-5811 for
      o  shareholder account number                              instructions.

      o  shares or dollar amount to be redeemed               o  Proceeds will only be mailed to the account
                                                                 address of record or transmitted by wire to a
      o  authorized signature(s) of all persons required         commercial bank account designated on the account
         to sign for the account                                 application form.

                                                              o  A signature guarantee is required for redemption
                                                                 orders:

Mail to:                                                         o   in amounts of $100,000 or more,
        American AAdvantage Funds
        P.O. Box 219643                                          o   with a request to send the proceeds to an
        Kansas City, MO 64121-9643                                   address or commercial bank account other
                                                                     than the address or commercial bank account
                                                                     designated on the account application, or

                                                                 o   for an account whose address has changed
                                                                     within the last 30 days.

BY EXCHANGE---------------------------------------------------------------------------------------------------------

Shares of the Fund may be redeemed in exchange for another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 658-5811 to exchange shares.

GENERAL POLICIES

If a shareholder's account balance falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Fund may close the account and send the shareholder the proceeds.

The following policies apply to instructions you may provide to the Fund by telephone:

      o The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

      o The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

      o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

      o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

      o  modify or terminate the exchange privilege at any time,

      o terminate the exchange privilege of any shareholder who makes more than one exchange in and out of the Fund during any three month period, and

      o seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

DISTRIBUTIONS AND TAXES

The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid monthly to shareholders on the first business day of the following month.

Usually, distributions received from the Fund will be taxable as ordinary income. Distributions in the form of realized net short-term capital gains are similarly taxed. Distributions in the form of realized net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long an investor has been a shareholder. Shareholders may realize a taxable gain or loss when selling or exchanging shares. That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

DISTRIBUTION OF TRUST SHARES

The Trust does not incur any direct distribution expenses related to Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment adviser pursuant to its Advisory Agreement with the Manager, to be used for distribution purposes. In the event the Trust begins to incur distribution expenses for the Fund, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the SEC.

To obtain more information about the Fund or to request a free copy of the SAI:

                                    BY TELEPHONE:
                                    Call (800) 967-9009

                                    BY MAIL:
                                    American AAdvantage Funds
                                    P.O. Box 619003, MD5645
                                    DFW Airport, TX 75261-9003

                                    BY E-MAIL:
                                    american aadvantage.funds@aa.com

                                    ON THE INTERNET:
                                    Visit our website at www.aafunds.com
                                    Visit the SEC's website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                             FUND SERVICE PROVIDERS

         CUSTODIAN                              TRANSFER AGENT
         ---------                              --------------
         State Street Bank and Trust Company    National Financial Data Services
         Boston, Massachusetts                  Kansas City, Missouri

         INDEPENDENT AUDITORS                   DISTRIBUTOR
         --------------------                   -----------
         Ernst & Young LLP                      SWS Financial Services, Inc.
         Dallas, Texas                          Dallas, Texas

                      [AMERICAN AADVANTAGE FUNDS LOGO(R)]
                            SEC File Number 811-4984


American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage High Yield Bond Fund is a service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the American AAdvantage Funds.

                      [AMERICAN AADVANTAGE FUNDS LOGO(R)]
                              High Yield Bond Fund
                             - PlanAhead Class(R) -


PROSPECTUS

December 29, 2000


                                    [GRAPHIC]


Managed by AMR INVESTMENTS(R)



THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

ABOUT THE FUND

                       Investment Objectives, Strategies and Risks............2

                       The Manager............................................4

                       The Investment Adviser.................................5

                       Valuation of Shares....................................6

ABOUT YOUR INVESTMENT
                       Purchase and Redemption of Shares......................6

                       Distributions and Taxes................................9

ADDITIONAL INFORMATION
                       Distribution of Trust Shares ..........................9

                       Additional Information........................Back Cover

                                   ----------

ABOUT THE FUND

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

High current income and capital appreciation.

PRINCIPAL STRATEGIES

The American AAdvantage High Yield Bond Fund (the "Fund") seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Corporation and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Fund seeks its investment objectives by investing, under normal circumstances, at least 70% of its total assets in a diversified portfolio of domestic and foreign high yield bonds, preferred stocks, and convertible securities. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, the investment adviser relies heavily on internal research and credit analysis. The investment adviser will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

The investment adviser expects to make other investments, to a lesser extent, including foreign securities, common stocks, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, the investment adviser may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

RISK FACTORS

      o  Interest Rate Risk

         The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

      o  Credit Risk

         The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

      o  High-Yield Securities

         Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

      o  Market Risk

         Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

      o  Foreign Investing

         Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to:
         (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

      o  Liquidity Risk

         High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

      o  Hedging Risk

         Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

      o  Additional Risk

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate, which means an investor could lose money.

HISTORICAL PERFORMANCE

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

         ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fees......................................0.10%
         Other Expenses.......................................1.30%(1)
                                                              ----
         Total Annual Fund Operating Expenses.................1.40%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............0.20%(2)
         Net Expenses.........................................1.20%

     (1) "Other Expenses" are based on estimates for the current fiscal year.

     (2) AMR Investment Services, Inc. (the "Manager") and the investment adviser have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for other expenses through October 31, 2001 to the extent that Total Operating Expenses exceed 1.20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's fee waiver and expense reimbursement are only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR            3 YEARS
      ------            -------
       $122               $423

THE MANAGER

The American AAdvantage Funds ("Trust") has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of November 30, 2000, the Manager had approximately $21.5 billion of assets under management, including approximately $9.5 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $13.0 billion of the assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager

      o  develops the investment programs for the Fund,

      o selects and changes investment advisers (subject to requisite approvals),

      o  allocates assets among investment advisers,

      o  monitors the investment adviser's investment programs and results,

      o coordinates the investment activities of the investment adviser to ensure compliance with regulatory restrictions, and

      o oversees the Fund's securities lending activities and any actions taken by the securities lending agent.

As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund, plus all fees paid to the investment adviser. The Manager also may receive up to 25% of the net annual interest income and up to 25% of loan fees from securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral and 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. In addition to management fees, the Fund pays fees to the Manager for administrative and management services (other than investment advisory services). As compensation for these services, the PlanAhead Class of the Fund pays a quarterly fee at the annual rate of 0.30% of net assets.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund. These responsibilities include oversight of the investment adviser and regular review of its performance. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments since May 1995.

THE INVESTMENT ADVISER

Currently, the Manager allocates the entirety of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). MW Post has discretion to purchase and sell securities for the Fund in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. The investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Fund. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of Fund shareholders, but subject to approval of the Trust's Board of Trustees ("Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the existing investment adviser is terminated.

MW POST, 1880 Century Park East, Suite 820, Los Angeles, California 90067, is a professional investment management firm that has been providing advisory services since 1992. MW Post is jointly owned by the principals of the firm and Metropolitan West Financial, LLC. As of November 30, 2000, MW Post had assets under management totaling approximately $443 million. MW Post will be paid an annualized fee equal to 0.55% of average daily net assets under its discretionary management.

VALUATION OF SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"). The NAV per share of the Fund is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. The NAV of Institutional Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. The Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day it is open for business. The NAV per share of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund's investments are valued based on market value. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange that may affect the security's value.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

PURCHASE POLICIES

Shares of the Fund are offered and purchase orders accepted until the close of the Exchange, generally 4:00 p.m. Eastern time, on each day the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. Shares purchased through financial intermediaries may be subject to transaction fees. No sales charges are assessed on the purchase or sale of Fund shares.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

      o  calling (800) 388-3344, or

      o  visiting www.aafunds.com and downloading an account application.

Complete the application, sign it and:

Mail to:
         American AAdvantage Funds
         P.O. Box 219643
         Kansas City, MO 64121-9643

HOW TO PURCHASE SHARES

TO MAKE AN INITIAL PURCHASE                                   TO ADD TO AN EXISTING ACCOUNT

BY CHECK-----------------------------------------------------------------------------------------------------------------

o  Make the check payable to American AAdvantage Funds        o  Make the check payable to American AAdvantage Funds

o  Include the Fund name, Fund number and "PlanAhead Class"   o  Include the shareholder's account number, Fund name and
   on the check                                                  Fund number on the check

o  Mail check to:                                             o  Mail check ($50 minimum) to:

American AAdvantage Funds                                     American AAdvantage Funds
P.O. Box 219643                                               P.O. Box 219643
Kansas City, MO 64121-9643                                    Kansas City, MO 64121-9643

BY WIRE------------------------------------------------------------------------------------------------------------------

If your account has been established, you may call (800)      Call (800) 388-3344 to purchase shares by wire. Send a
388-3344 to purchase shares by wire. Send a bank wire         bank wire ($500 minimum) to State Street Bank & Trust
($2,500 minimum or $2,000 for IRAs) to State Street Bank      Co. with these instructions:
& Trust Co. with these instructions:
                                                              o   ABA# 0110-0002-8; AC-9905-342-3

o   ABA# 0110-0002-8; AC-9905-342-3                           o   Attn: American AAdvantage Funds-PlanAhead Class

o   Attn: American AAdvantage Funds-PlanAhead Class           o   the Fund name and Fund number

o   the Fund name and Fund number                             o   shareholder's account number and registration

o   shareholder's account number and registration

BY PRE-AUTHORIZED AUTOMATIC INVESTMENT-----------------------------------------------------------------------------------

o   The minimum account size of $2,500 ($2,000 for            Funds will be transferred automatically from your bank
    IRAs) must be met before establishing an automatic        account via Automated Clearing House ("ACH") on or
    investment plan.                                          about the 5th day of each month or quarter, depending
                                                              upon which periods you specify.
o   Fill in required information on the account
    application, including amount of automatic
    investment ($50 minimum).

o   Attach a voided check to the account application.

BY EXCHANGE--------------------------------------------------------------------------------------------------------------

o   Send a written request to the address above or            o  You may purchase shares of the Fund by exchanging
    call (800) 388-3344.                                         shares from the PlanAhead Class of another
                                                                 American AAdvantage Fund if you have owned shares
o   A $2,500 minimum is required to establish a new              of the other American AAdvantage Fund for at least
    account in the PlanAhead Class of another American           15 days.
    AAdvantage Fund by making an exchange.
                                                              o  The minimum amount for each exchange is $50.

REDEMPTION POLICIES

Fund shares may be redeemed by telephone, pre-authorized automatic redemption or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Proceeds from redemption orders received by 4:00 p.m. Eastern time generally will be transmitted to shareholders on the next day that the Fund is open for business and by no later than seven days after the receipt of a redemption request in good order.

The Fund reserves the right to suspend redemptions or postpone the date of payment:

      o when the Exchange is closed (other than for customary weekend and holiday closings),

      o  when trading on the Exchange is restricted,

      o when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or

      o  by order of the SEC for protection of the Fund's shareholders.

Proceeds from the sale of shares purchased by check may be withheld until the check has cleared, which may take up to 15 days. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities.

HOW TO REDEEM SHARES

METHOD                                                        ADDITIONAL INFORMATION
BY MAIL------------------------------------------------------------------------------------------------------------

Write a letter of instruction including:                      o  Proceeds will only be mailed to the account
                                                                 address of record or transmitted by wire to a
      o  the Fund name and Fund number                           commercial bank account designated on the account
                                                                 application form.
      o  shareholder account number
                                                              o  A signature guarantee is required for
      o  shares or dollar amount to be redeemed                  redemption orders:

      o  authorized signature(s) of all persons                  o  in amounts of $50,000 or more,
         required to sign for the account
                                                                 o  with a request to send the proceeds to an
Mail to:                                                            address or commercial bank account other than
         American AAdvantage Funds                                  the address or commercial bank account
         P.O. Box 219643                                            designated on the account application, or
         Kansas City, MO 64121-9643
                                                                 o  for an account whose address has changed
                                                                    within the last 30 days.



BY TELEPHONE-------------------------------------------------------------------------------------------------------

Call (800) 388-3344 to request a redemption.                  o  Telephone redemption orders are limited to
                                                                 $50,000 within any 30-day period.

                                                              o  Proceeds will generally be mailed only to the
                                                                 account address of record or transmitted by wire
                                                                 to a commercial bank designated on the account
                                                                 application form.

BY PRE-AUTHORIZED AUTOMATIC REDEMPTION-----------------------------------------------------------------------------

Fill in required information on the account                   Proceeds will be transferred automatically from your
application, including amount ($100 minimum).                 Fund account to your bank account via ACH on or about
                                                              the 15th day of each month.

BY EXCHANGE--------------------------------------------------------------------------------------------------------

Send a written request to the address above                   o  You may sell shares of the Fund in exchange for
or call (800) 388-3344 to exchange shares                        shares of the PlanAhead Class of another American
through the Automated Voice Response System.                     AAdvantage Fund if you have owned shares of the
                                                                 Fund for at least 15 days.

                                                              o  The minimum amount for each exchange is $50.

GENERAL POLICIES

If a shareholder's account balance falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Fund may close the account and send the shareholder the proceeds. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Fund by telephone:

      o The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

      o The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

      o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

      o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

      o  modify or terminate the exchange privilege at any time,

      o terminate the exchange privilege of any shareholder who makes more than one exchange in and out of the Fund during any three month period, and

      o seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

DISTRIBUTIONS AND TAXES

The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid monthly to shareholders on the first business day of the following month.

Usually, distributions received from the Fund will be taxable as ordinary income. Distributions in the form of realized net short-term capital gains are similarly taxed. Distributions in the form of realized net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long an investor has been a shareholder. Shareholders may realize a taxable gain or loss when selling or exchanging shares. That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

DISTRIBUTION OF TRUST SHARES

The Trust does not incur any direct distribution expenses related to PlanAhead Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment adviser pursuant to its Advisory Agreement with the Manager, to be used for distribution purposes. In the event the Trust begins to incur distribution expenses for the Fund, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the SEC.

To obtain more information about the Fund or to request a free copy of the SAI:

                                    BY TELEPHONE:
                                    Call (800) 388-3344

                                    BY MAIL:
                                    American AAdvantage Funds
                                    P.O. Box 619003, MD5645
                                    DFW Airport, TX 75261-9003

                                    BY E-MAIL:
                                    american aadvantage.funds@aa.com

                                    ON THE INTERNET:
                                    Visit our website at www.aafunds.com
                                    Visit the SEC's website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                             FUND SERVICE PROVIDERS

         CUSTODIAN                             TRANSFER AGENT
         ---------                             --------------
         State Street Bank and Trust Company   National Financial Data Services
         Boston, Massachusetts                 Kansas City, Missouri

         INDEPENDENT AUDITORS                  DISTRIBUTOR
         --------------------                  -----------
         Ernst & Young LLP                     SWS Financial Services, Inc.
         Dallas, Texas                         Dallas, Texas

                      [AMERICAN AADVANTAGE FUNDS LOGO(R)]
                            SEC File Number 811-4984


American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark of AMR Investment Services, Inc. American AAdvantage High Yield Bond Fund is a service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the American AAdvantage Funds.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                   AMERICAN AADVANTAGE HIGH YIELD BOND FUND(SM)

                            -- INSTITUTIONAL CLASS --
                              -- PLANAHEAD CLASS --

                                DECEMBER 29, 2000

         The American AAdvantage High Yield Bond Fund (the "Fund") is a separate investment portfolio of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with distinct investment objectives, purposes and strategies. This Statement of Additional Information ("SAI") relates to the Institutional and PlanAhead Classes of the Fund, which are designed to meet the needs of different groups of investors.

         This SAI should be read in conjunction with the Fund's Institutional Class or PlanAhead Class prospectus, dated December 29, 2000, (each, a "Prospectus"), copies of which may be obtained without charge by calling (800) 967-9009 for an Institutional Class Prospectus or (800) 388-3344 for a PlanAhead Class Prospectus.

         This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................2

Investment Restrictions..................................................................3

Temporary Defensive Position.............................................................4

Trustees and Officers of the Trust.......................................................4

Code of Ethics...........................................................................6

Control Persons and 5% Shareholders......................................................6

Investment Advisory Agreement............................................................7

Management, Administrative Services and Distribution Fees................................7

Other Service Providers..................................................................7

Portfolio Securities Transactions........................................................7

Redemptions in Kind......................................................................8

Tax Information..........................................................................8

Yield and Total Return Quotations........................................................9

Description of the Trust................................................................10

Other Information.......................................................................11

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectuses, the Fund may:

         1. Invest in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's").

         2. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         3. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         4. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending activities of the Fund. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         5. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment adviser attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         6. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Fund will not invest more than 15% of its respective net assets in Section 4(2) securities and illiquid securities unless the investment adviser or the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by the Fund and may be changed only by the majority vote of the Fund's outstanding shares. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

The Fund may not:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to when-issued securities when consistent with the other policies and limitations described in the Prospectuses. The Fund may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or other needs while maintaining exposure to the bond market.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that the Fund may engage in when-issued securities and forward commitment transactions.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. The Fund may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for the Fund is not to exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin.

         The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, the Fund may invest up to 25% of its total assets in the aggregate of the American Select Cash Reserve Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, and American AAdvantage U.S. Government Money Market Fund. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, the Fund may invest up to 100% of its assets in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                              POSITION WITH
NAME, AGE AND ADDRESS         THE TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------         -------------      ----------------------------------------
William F. Quinn* (52)        Trustee and        President, AMR Investment Services, Inc. (1986-Present);
                              President          Chairman, American Airlines Employees Federal Credit Union
                                                 (1989-Present); Director, Crescent Real Estate Equities, Inc.
                                                 (1994-Present); Vice Chairman, United Way of Tarrant County,
                                                 Texas (1988-Present); Director, Southern Methodist University
                                                 Cox School of Business (1999-Present); Member, Southern
                                                 Methodist University Endowment Fund Advisory Board (1996-Present);
                                                 Trustee, American AAdvantage Mileage Funds (1995-Present);
                                                 Trustee, American Select Funds (1999-Present).

Alan D. Feld (64)             Trustee            Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present)#;
1700 Pacific Avenue                              Director, Clear Channel Communications (1984-Present); Director,
Suite 4100                                       CenterPoint Properties, Inc. (1994-Present); Trustee, American
Dallas, Texas  75201                             AAdvantage  Mileage Funds (1996-Present); Trustee, American Select
                                                 Funds (1999-Present).

                              POSITION WITH
NAME, AGE AND ADDRESS         THE TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------         -------------      ----------------------------------------
Ben J. Fortson (68)           Trustee            President and CEO, Fortson Oil Company (1958-Present);
301 Commerce Street                              Director, Kimbell Art Foundation (1964-Present); Director, Burnett
Suite 3301                                       Foundation (1987-Present); Honorary Trustee, Texas Christian
Fort Worth, Texas  76102                         University (1986-Present); Trustee, American AAdvantage Mileage
                                                 Funds (1996-Present); Trustee, American Select Funds (1999-Present).

John S. Justin (83)           Trustee            Chairman (1969-Present), Chief Executive Officer (1969-1999), Justin
2821 West Seventh Street                         Industries, Inc. (a diversified holding company); Executive Board
Fort Worth, Texas  76107                         Member, Blue Cross/Blue Shield of Texas (1985-Present); Board Member,
                                                 Zale Lipshy Hospital (1993-Present); Trustee, Texas Christian
                                                 University (1980-Present); Director and Executive Board Member,
                                                 Moncrief Radiation Center (1985-Present); Trustee, American
                                                 AAdvantage Mileage Funds (1995-Present); Trustee, American Select
                                                 Funds (1999-Present).

Stephen D. O'Sullivan* (65)   Trustee            Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1995-Present); Trustee, American Select Funds (1999-Present).

Roger T. Staubach (58)        Trustee            Chairman of the Board and Chief Executive Officer of The Staubach
15601 Dallas Parkway                             Company (a commercial real estate company) (1982-Present); Director,
Suite 400                                        Brinker International (1993-Present); Trustee, Institute for Aerobics
Dallas, Texas 75001                              Research; Member, Executive Council, Daytop/Dallas; Member, National
                                                 Board of Governors, United Way of America; Board of Directors, PowerUP;
                                                 former quarterback of the Dallas Cowboys professional football team;
                                                 Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee,
                                                 American Select Funds (1999-Present).

Kneeland Youngblood (45)      Trustee            Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                               (1998-Present); Director, L&B Realty Advisors (1998-2000); Trustee,
Suite 1740                                       Teachers Retirement System of Texas (1993-1999); Director, United
Dallas, Texas 75201                              States Enrichment Corporation (1993-1998), Director, Just For the
                                                 Kids (1995-Present); Director, Starwood Financial Trust (1998-
                                                 Present); Member, Council on Foreign Relations (1995-Present);
                                                 Trustee, American AAdvantage Mileage Funds (1996-Present); Trustee,
                                                 American Select Funds (1999-Present).

Nancy A. Eckl (38)            Vice               Vice  President, Trust Investments, AMR Investment Services, Inc.
                              President          (1990-Present).

Michael W. Fields (46)        Vice               Vice President, Fixed Income Investments, AMR Investment Services,
                              President          Inc. (1988-Present).

Barry Y. Greenberg (37)       Vice President     Vice President, Legal and Compliance, AMR Investment Services, Inc.
                              and Assistant      (1995-Present).
                              Secretary
Rebecca L. Harris (34)        Treasurer          Vice President, Finance (1995-Present), AMR Investment Services, Inc.

John B. Roberson (42)         Vice               Vice President, Sales and Marketing, AMR Investment Services, Inc.
                              President          (1991-Present).

                               POSITION WITH
NAME, AGE AND ADDRESS          THE TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------          -------------      ----------------------------------------
Robert J. Zutz (47)            Secretary          Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

         All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American Select Funds and the AMR Investment Services Trust (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table, as paid by the Funds in existence during the fiscal year ended October 31, 2000. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                                    Pension or
                                Aggregate       Retirement Benefits                            Total
                              Compensation     Accrued as Part of the  Estimated Annual    Compensation
                                From the         AAdvantage Trust's     Benefits Upon        From the
Name of Trustee             AAdvantage Trust         Expenses             Retirement     Trusts (40 Funds)
---------------             ----------------   ----------------------  ----------------  -----------------
William F. Quinn                 $     0            $     0                $     0            $     0
Alan D. Feld                     $ 9,967            $     0                $     0            $36,964
Ben J. Fortson                   $ 7,301            $     0                $     0            $27,078
John S. Justin                   $     0            $     0                $     0            $     0
Stephen D. O'Sullivan            $ 7,752            $     0                $     0            $28,750
Roger T. Staubach                $10,864            $     0                $     0            $40,291
Kneeland Youngblood              $20,359            $     0                $     0            $75,508

                                 CODE OF ETHICS

         The Trust, the Manager and the investment adviser have each adopted a Code of Ethics ("Code"). The Trust's and Manager's Codes comply with Rule 17j-1 of the 1940 Act. The investment adviser is in the process of updating its Code to comply with Rule 17j-1. Each Code significantly restricts the personal trading of all employees. For example, each Code requires pre-clearance of all personal securities trades (with limited exceptions). The Trust's and Manager's Codes prohibit (and the investment adviser's Code, when updated, will prohibit) employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by the Fund. The Trust's and Manager's Codes are on public file with, and may be obtained from, the SEC. Once the investment adviser's Code is finalized, it will be on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

       There are no persons deemed to control the Fund by virtue of their ownership of more than 25% of the outstanding shares of the Fund as of December 29, 2000.

                          INVESTMENT ADVISORY AGREEMENT

         The Investment Advisory Agreement between the Manager and the investment adviser will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Manager. The Investment Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Trust. The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Fund. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust's operations. This includes:

         o        complying with reporting requirements;

         o        corresponding with shareholders;

         o maintaining internal bookkeeping, accounting and auditing services and records; and

         o supervising the provision of services to the Trust by third parties.

         The PlanAhead Class has adopted a service plan ("Service Plan") which provides that the Fund's PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including but not limited to payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fee, which is included as part of the Fund's "Other Expenses" in the Table of Fees and Expenses in the PlanAhead Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Service Plan. The primary expenses expected to be incurred under the Service Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

                             OTHER SERVICE PROVIDERS

         SWS Financial Services, Inc. ("SWS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Fund's shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trusts.

         The transfer agent for the Trust is State Street Bank & Trust Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate, National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Fund. The independent auditor for the Fund is Ernst & Young LLP, Dallas, Texas and Boston, Massachusetts.

                        PORTFOLIO SECURITIES TRANSACTIONS

         The investment adviser will place its own orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, the investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, the investment adviser, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases the Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, the investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the investment adviser receives any benefits from the commission recapture program. The investment adviser's participation in the brokerage commission recapture program is optional. The investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the Fund, to the Manager and/or to the investment adviser (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment adviser is also authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment adviser, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion.

                               REDEMPTIONS IN KIND

         Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUND

         To qualify as a regulated investment company ("RIC") under the Code, the Fund must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain).

         If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         The Fund may acquire zero coupon or other securities issued with original issue discount. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of excise taxes, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         If the Fund acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received by the Fund on the stock or of any gain realized by the Fund from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The Fund may avoid this tax and interest if it elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Fund currently does not intend to acquire securities that are considered PFICs.

TAXATION OF THE FUND'S SHAREHOLDERS

         A portion of the dividends from the Fund's investment company taxable income, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The advertised yields for each class of the Fund are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of the Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                                               6
                             YIELD = 2{(a-b +1)- 1}
                                        ---
                                         cd

where, with respect to a particular class of the Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period.

         Each class of the Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated from the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)

where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. The "monthly distribution rate" is a non-standardized performance calculation and when used in an advertisement will be accompanied by the appropriate standardized SEC calculations.

         The advertised total return for a class of the Fund is calculated by equating an initial amount invested in a class of the Fund to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         Each class of the Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of the Fund for the specific period. Such total returns reflect changes in share prices of a class of the Fund and assume reinvestment of dividends and distributions.

         In reports or other communications to shareholders or in advertising material, each class of the Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each class of the Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         The Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of the Fund's returns about their central tendency or mean. In theory, a fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Fund may compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Fund may also appear in advertisements for the Fund, including their ranking as established by various publications compared to other broker-dealers. The Fund may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Fund may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the American AAdvantage Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees. The PlanAhead Class was later created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.

         The Fund utilizes a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         Cover-Transactions using futures contracts and options on futures contracts ("Financial Instruments"), other than purchased options, expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Foreign Debt Securities-The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail additional risks. Although the investment adviser believes that use of such contracts will benefit the Fund, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

        Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

         Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Ratings of Long-Term Obligations-The Fund utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The investment adviser will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the Fund's investment objective will be more dependent on the investment adviser's research abilities than if the Fund invested primarily in higher-rated securities.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations."

Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis. Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. A rating of CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization. Ratings of D are assigned to issues in default.

         Standard & Poor's and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the investment adviser, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants, although the ability of the Fund to so invest is limited by its investment objectives or policies.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board and the investment adviser will carefully monitor the Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. The Fund will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales- In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the investment adviser may sell a security the Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Generally, to complete a short sale transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            PART C. OTHER INFORMATION


Item 23.                Exhibits

      (a)               Declaration of Trust - (iv)

      (b)               Bylaws - (iv)

      (c)               Voting trust agreement -- none

      (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc. dated April 3, 1987 *

         (i)(B) Supplement to Fund Management Agreement dated August 1, 1994 - (iv)

         (i)(C) Supplement to Fund Management Agreement dated August 1, 1995 - (iv)

         (i)(D) Supplement to Fund Management Agreement dated November 1, 1995-(vii)

         (i)(E) Amendment to Schedule A of Fund Management Agreement dated December 1, 1995 - (i)

         (i)(F) Supplement to Fund Management Agreement dated December 17, 1996 - (ii)

         (i)(G) Supplement to Fund Management Agreement dated July 25, 1997 - (iii)

         (i)(H) Supplement to Fund Management Agreement dated September 1, 1998 - (vi)

         (i)(I) Supplement to Fund Management Agreement dated January 1, 1999 - (vii)

         (i)(J) Supplemental Terms and Conditions to the Management Agreement dated - May 19, 2000 - (ix)

         (i)(K) Supplement to Fund Management Agreement dated November 16, 2000 - filed herewith

         (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated November 1, 1995 - (iv)

         (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Asset Management Inc. dated November 1, 1995 - (iv)

         (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc. dated November 1, 1995 - (iv)

         (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. dated November 1, 1995 - (iv)

         (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and GSB Investment Management, Inc. dated November 1, 1995 - (iv)

         (ii)(F) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated January 16, 1998 - (v)

         (ii)(G) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 - (ii)

         (ii)(H) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management
                        - (vii)

         (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated October 15, 1998 - (vi)

         (ii)(J) Amendment to Schedule A to of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated October 15, 1998 - (vi)

         (ii)(K) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. - (vii)

         (ii)(L) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 - (x)

         (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

         (ii)(N) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

         (ii)(O) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

         (ii)(P) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - filed herewith

         (ii)(Q) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - filed herewith

         (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 - (iv)

         (iii)(B) Supplement to Administrative Services Agreement, dated September 1, 1998 - (vi)

         (iii)(C) Supplement to Administrative Services Agreement, dated January 1, 1999 - (vii)

         (iii)(D) Supplement to Administrative Services Agreement, dated March 1, 2000 - (viii)

         (iii)(E) Supplement to Administrative Services Agreement, dated May 19, 2000 - (x)

            (iii)(F) Supplement to Administrative Services Agreement, dated November 16, 2000 - filed herewith

            (iv)        Administrative Services Plan for the Platinum Class -
                        (iv)

            (v)(A) Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company- (iv)

               (B) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company - (vii)

               (C) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund - (ix)

         (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction Services, Inc. dated September 1, 1995 - (iv)

            (ii) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

         (f)            Bonus, profit sharing or pension plans - none

         (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company dated December 1, 1997 - (v)

            (ii) Amendment to Custodian Agreement to add Small Cap Value Fund on January 1, 1999 - (ix)

            (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds on July 31, 2000 - (ix)

            (iv) Amendment to Custodian Agreement to add High Yield Bond Fund on December 29, 2000 - filed herewith

         (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds-and State Street Bank and Trust Company dated January 1, 1998 - (v)

            (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund on January 1, 1999 - (ix)

            (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds on July 31, 2000 - (ix)

            (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund on December 29, 2000 - filed herewith

            (v) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company dated January 2, 1998 - (v)

            (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund on July 31, 2000 - filed herewith

            (vii) Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund on December 29, 2000 - filed herewith

            (viii) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class dated August 1, 1994 - (iv)

            (ix) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

            (x) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds on July 31, 2000 - (ix)

            (xi) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund on December 29, 2000 - filed herewith

            (xii) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company dated November 29, 1999 - (vii)

         (i)            Opinion and consent of counsel - filed herewith

         (j)            Consent of Independent Auditors - none

         (k)            Financial statements omitted from prospectus - none

         (l)            Letter of investment intent - (iv)

         (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

            (ii)        Plan pursuant to Rule 12b-1 for the Platinum Class -
                        (iv)

         (n)            Amended and Restated Plan pursuant to Rule 18f-3 -
                        (iv)

         (o)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

            (ii)        Code of Ethics of AMR Investments - (ix)

            (iii)       Codes of Ethics of each Investment Adviser - (ix)

         Other Exhibits - Powers of Attorney for all Trustees - (ii)

----------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.

(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.

(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

Item 24.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.     I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

             II.  Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         Barrow, Hanley, Mewhinney & Strauss, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

         Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

         Merrill Lynch Investment Managers, L.P., 725 South Figueroa, Suite 4000, Los Angeles, California 90017.

         Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management, Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management, 30 Rockefeller Plaza, New York, New York
10112.

         MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.

         Morgan Stanley Dean Witter Investment Management, Inc. 1221 Avenue of the Americas, New York, New York 10020.

         Templeton Investment Counsel, Inc. 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.


         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.          Principal Underwriter

                  (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust and the American AAdvantage Mileage Funds.

                  (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                   -------------------                                  ---------------
Kerry Rigdon                           Chief Executive Officer                              None

Diana Boswell                          President                                            None

Diane Scott                            Vice President                                       None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28.          Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows:

31a-1(b)(1) - in the physical possession of the Trust's custodian;

31a-1(b)(2)(i),(ii)&(iii) - in the physical possession of the Trust's custodian

31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent

31a-1(b)(4) - in the physical possession of the Trust's Manager

31a-1(b)(5) - in the physical possession of the Trust's investment advisers

31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian

31a-1(b)(7) - in the physical possession of the Trust's custodian

31a-1(b)(8) - in the physical possession of the Trust's custodian

31a-1(b)(9) - in the physical possession of the Trust's investment advisers

31a-1(b)(10) - in the physical possession of the Trust's Manager

31a-1(b)(11) - in the physical possession of the Trust's Manager

31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29.          Management Services

                  All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.          Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 29, 2000. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       AMERICAN AADVANTAGE FUNDS

                                       By: /s/ William F. Quinn
                                           -------------------------------------
                                               William F. Quinn
                                               President
Attest:

/s/ Barry Y. Greenberg
--------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                 Date
---------                                   -----                 ----

/s/ William F. Quinn                   President and        December 29, 2000
----------------------------------     Trustee
William F. Quinn

Alan D. Feld*                          Trustee              December 29, 2000
----------------------------------
Alan D. Feld

Ben J. Fortson*                        Trustee              December 29, 2000
----------------------------------
Ben J. Fortson

John S. Justin*                        Trustee              December 29, 2000
----------------------------------
John S. Justin

Stephen D. O'Sullivan*                 Trustee              December 29, 2000
----------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                     Trustee              December 29, 2000
----------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *              Trustee              December 29, 2000
----------------------------------
Dr. Kneeland Youngblood

*By  /s/ William F. Quinn
     ----------------------------------
     William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER              DESCRIPTION                                                       PAGE
-------             -----------

       (a)          Declaration of Trust - (iv)

       (b)          Bylaws - (iv)

       (c)          Voting trust agreement -- none

       (d)(i)(A)    Fund Management Agreement between American AAdvantage Funds and AMR
                    Investment Services, Inc. dated April 3, 1987 *

          (i)(B)    Supplement to Fund Management Agreement dated August 1, 1994 - (iv)

          (i)(C)    Supplement to Fund Management Agreement dated August 1, 1995 - (iv)

          (i)(D)    Supplement to Fund Management Agreement dated November 1, 1995-(vii)

          (i)(E)    Amendment to Schedule A of Fund Management Agreement dated December 1,
                    1995 - (i)

          (i)(F)    Supplement to Fund Management Agreement dated December 17, 1996 - (ii)

          (i)(G)    Supplement to Fund Management Agreement dated July 25, 1997 - (iii)

          (i)(H)    Supplement to Fund Management Agreement dated September 1, 1998 - (vi)

          (i)(I)    Supplement to Fund Management Agreement dated January 1, 1999 - (vii)

          (i)(J)    Supplemental Terms and Conditions to the Management Agreement dated -
                    May 19, 2000 - (ix)

          (i)(K)    Supplement to Fund Management Agreement dated November 16, 2000 -
                    filed herewith

          (ii)(A)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Independence Investment Associates, Inc. dated November 1, 1995 -
                    (iv)

          (ii)(B)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Morgan Stanley Asset Management Inc. dated November 1, 1995 - (iv)

          (ii)(C)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Templeton Investment Counsel, Inc. dated November 1, 1995 - (iv)

          (ii)(D)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Barrow, Hanley, Mewhinney & Strauss, Inc. dated November 1, 1995 -
                    (iv)

          (ii)(E)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and GSB Investment Management, Inc. dated November 1, 1995 - (iv)

          (ii)(F)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Brandywine Asset Management, Inc. dated January 16, 1998 - (v)

          (ii)(G)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Hotchkis and Wiley, a division of the Capital Management Group of
                    Merrill Lynch Asset Management, L.P. dated November 12, 1996 - (ii)

          (ii)(H)   Form of Investment Advisory Agreement between AMR Investment Services,
                    Inc. and Lazard Asset Management - (vii)

          (ii)(I)   Amendment to Schedule A of Advisory Agreement between AMR Investment
                    Services, Inc. and Brandywine Asset Management, Inc. dated October 15,
                    1998 - (vi)

          (ii)(J)   Amendment to Schedule A to of Advisory Agreement between AMR
                    Investment Services, Inc. and Hotchkis and Wiley, a division of the
                    Capital Management Group of Merrill Lynch Asset Management, L.P. dated
                    October 15, 1998 - (vi)

          (ii)(K)   Amendment to Schedule A of Advisory Agreement between AMR Investment
                    Services, Inc. and Independence Investment Associates, Inc. - (vii)

          (ii)(L)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Goldman Sachs & Co., dated July 31, 2000 - (x)

          (ii)(M)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

          (ii)(N)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Morgan Stanley Dean Witter Investment Management Inc., dated July
                    31, 2000 - (x)

          (ii)(O)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and The Boston Company Asset Management, LLC, dated July 31, 2000 -
                    (x)

          (ii)(P)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and MW Post Advisory Group, LLC dated December 29, 2000 - filed herewith

          (ii)(Q)   Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Metropolitan West Capital Management, LLC, dated November 30, 2000
                    - filed herewith

          (iii)(A)  Administrative Services Agreement between the American AAdvantage
                    Funds and AMR Investment Services, Inc., dated November 21, 1997 -
                    (iv)

          (iii)(B)  Supplement to Administrative Services Agreement, dated September 1,
                    1998 - (vi)

          (iii)(C)  Supplement to Administrative Services Agreement, dated January 1, 1999
                    - (vii)

          (iii)(D)  Supplement to Administrative Services Agreement, dated March 1, 2000 -
                    (viii)

          (iii)(E)  Supplement to Administrative Services Agreement, dated May 19, 2000 -
                    (x)

          (iii)(F)  Supplement to Administrative Services Agreement, dated November 16,
                    2000 - filed herewith

          (iv)      Administrative Services Plan for the Platinum Class - (iv)

          (v)(A)    Administrative Agreement for S&P 500 Index Fund with Bankers Trust
                    Company- (iv)

             (B)    Administrative Agreement for S&P 500 Index Fund with State Street Bank
                    & Trust Company - (vii)

             (C)    Administrative Agreement for Small Cap Index Fund and International
                    Equity Index Fund - (ix)

       (e)(i)       Distribution Agreement among the American AAdvantage Funds, the
                    American AAdvantage Mileage Funds and Brokers Transaction Services,
                    Inc. dated September 1, 1995 - (iv)

          (ii)      Distribution Agreement among the American AAdvantage Funds, the
                    American AAdvantage Mileage Funds, the American Select Funds and SWS
                    Financial Services, Inc., dated December 31, 1999 - (viii)

       (f)          Bonus, profit sharing or pension plans - none

       (g)(i)       Custodian Agreement between the American AAdvantage Funds and State
                    Street Bank and Trust Company dated December 1, 1997 - (v)

          (ii)      Amendment to Custodian Agreement to add Small Cap Value Fund on
                    January 1, 1999 - (ix)

          (iii)     Form of Amendment to Custodian Agreement to add Large Cap Growth,
                    Emerging Markets, Small Cap Index and International Equity Index
                    series of the American AAdvantage Funds on July 31, 2000 - (ix)

          (iv)      Amendment to Custodian Agreement to add High Yield Bond Fund on
                    December 29, 2000 - filed herewith

       (h)(i)       Transfer Agency and Service Agreement between the American AAdvantage
                    Funds-and State Street Bank and Trust Company dated January 1, 1998 -
                    (v)

          (ii)      Amendment to Transfer Agency Agreement to add Small Cap Value Fund on
                    January 1, 1999 - (ix)

          (iii)     Form of Amendment to Transfer Agency Agreement to add four new
                    AAdvantage Funds on July 31, 2000 - (ix)

          (iv)      Amendment to Transfer Agency Agreement to add High Yield Bond Fund on
                    December 29, 2000 - filed herewith

          (v)       Securities Lending Authorization Agreement between American AAdvantage
                    Funds and State Street Bank and Trust Company dated January 2, 1998 -
                    (v)

          (vi)      Amendment to Securities Lending Authorization Agreement to add Large
                    Cap Growth Fund and Emerging Markets Fund on July 31, 2000 - filed herewith

          (vii)     Amendment to Securities Lending Authorization Agreement to add High
                    Yield Bond Fund on December 29, 2000 - filed herewith

          (viii)    Service Plan Agreement for the American AAdvantage Funds PlanAhead
                    Class dated August 1, 1994 - (iv)

          (ix)      Credit Agreement between American AAdvantage Funds and AMR Investment
                    Services, Inc., dated December 1, 1999 - (vii)

          (x)       Form of Amendment to Credit Agreement to add Large Cap Growth and
                    Emerging Markets Portfolios and the four AAdvantage Funds on July 31,
                    2000 - (ix)

          (xi)      Amendment to Credit Agreement to add High Yield Bond Portfolio and
                    High Yield Bond Fund on December 29, 2000 - filed herewith

          (xii)     Administrative Services Agreement among American AAdvantage Funds,
                    American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR
                    Investment Services, Inc. and State Street Bank and Trust Company
                    dated November 29, 1999 - (vii)

       (i)          Opinion and consent of counsel - filed herewith

       (j)          Consent of Independent Auditors - none

       (k)          Financial statements omitted from prospectus - none

       (l)          Letter of investment intent - (iv)

       (m)(i)       Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR
                    Classes - (iv)

          (ii)      Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

       (n)          Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

       (o)(i)       Codes of Ethics of Registrant, American AAdvantage Mileage Funds,
                    American Select Funds and AMR Investment Services Trust - (ix)

          (ii)      Code of Ethics of AMR Investments - (ix)

          (iii)     Codes of Ethics of each Investment Adviser - (ix)

         Other Exhibits - Powers of Attorney for all Trustees - (ii)

----------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.

(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.

(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.